Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net

Property, equipment and software, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB

Computer and electronic equipment	293,824	314,619
Office building[2]	-	483,817
Office furniture and equipment	23,191	29,027
Leasehold improvement	33,890	33,708
Software	63,464	78,011
Total	414,369	939,182
Less: Accumulated depreciation and amortization[1]	(273,436)	(315,390)
Property, equipment and software, net	140,933	623,792

1	Depreciation and amortization expenses for the years ended December 31, 2022, 2023 and 2024 was RMB23,825, RMB22,515 and RMB69,491 respectively.
2	The Company purchased the building of the Group’s principle executive offices at Building G1, No. 999 Dangui Road, Pudong New District, Shanghai 201203, the People’s Republic of China in 2024.